Cash and cash equivalents and marketable securities (Details Narrative) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Cash And Cash Equivalents And Marketable Securities
Denominated balance	R$ 22,700	R$ 13,155